Accounts Receivable - Summary of aging analysis of accounts receivable (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	$ 77,350,250	$ 346,379,574
Current [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	67,241,210	294,541,514
Within 1 month [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	7,797,011	41,032,006
1 to 3 months [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	221,183	5,232,320
Over 3 months [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	$ 2,090,846	$ 5,573,734